UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05848

The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Class AAA - GVCAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$77	1.47%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000
6/16	9,621	10,399	10,286
6/17	10,878	12,260	11,883
6/18	11,528	14,022	12,688
6/19	12,008	15,483	13,761
6/20	10,340	16,646	12,545
6/21	15,083	23,436	18,024
6/22	12,444	20,947	16,795
6/23	13,246	25,051	18,733
6/24	14,087	31,203	21,180
6/25	17,259	35,934	24,082

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	12.58%	22.52%	10.79%	5.61%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

Fund Statistics

  Total Net Assets$218,545,080
  Number of Portfolio Holdings80
  Portfolio Turnover Rate2%
  Management Fees$999,019

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GVCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCAX-25-SATSR

The Gabelli Value 25 Fund Inc.

Class C - GVCCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$117	2.22%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class C	The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,552	9,457	10,399	10,286
6/17	10,713	10,511	12,260	11,883
6/18	11,266	10,949	14,022	12,688
6/19	11,647	11,210	15,483	13,761
6/20	9,958	9,489	16,646	12,545
6/21	14,426	13,652	23,436	18,024
6/22	11,802	11,057	20,947	16,795
6/23	12,484	11,585	25,051	18,733
6/24	13,177	12,112	31,203	21,180
6/25	16,042	14,624	35,934	24,082

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	12.23%	21.75%	10.01%	4.84%
The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	11.23%	20.75%	10.01%	4.84%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

Fund Statistics

  Total Net Assets$218,545,080
  Number of Portfolio Holdings80
  Portfolio Turnover Rate2%
  Management Fees$999,019

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class C - GVCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCCX-25-SATSR

The Gabelli Value 25 Fund Inc.

Class I - GVCIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$53	1.00%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000
6/16	9,646	10,399	10,286
6/17	10,941	12,260	11,883
6/18	11,647	14,022	12,688
6/19	12,180	15,483	13,761
6/20	10,537	16,646	12,545
6/21	15,438	23,436	18,024
6/22	12,794	20,947	16,795
6/23	13,669	25,051	18,733
6/24	14,621	31,203	21,180
6/25	18,002	35,934	24,082

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	12.91%	23.13%	11.31%	6.06%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

Fund Statistics

  Total Net Assets$218,545,080
  Number of Portfolio Holdings80
  Portfolio Turnover Rate2%
  Management Fees$999,019

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class I - GVCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCIX-25-SATSR

The Gabelli Value 25 Fund Inc.

Class A - GABVX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$77	1.47%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class A	The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,621	9,068	10,399	10,286
6/17	10,874	9,659	12,260	11,883
6/18	11,526	9,650	14,022	12,688
6/19	11,998	9,467	15,483	13,761
6/20	10,344	7,693	16,646	12,545
6/21	15,082	10,571	23,436	18,024
6/22	12,448	8,223	20,947	16,795
6/23	13,245	8,247	25,051	18,733
6/24	14,079	8,262	31,203	21,180
6/25	17,257	9,545	35,934	24,082

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	12.61%	22.57%	10.78%	5.61%
The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	6.14%	15.53%	9.47%	4.98%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

Fund Statistics

  Total Net Assets$218,545,080
  Number of Portfolio Holdings80
  Portfolio Turnover Rate2%
  Management Fees$999,019

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class A - GABVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABVX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Value 25 Fund Inc.
Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class A Share of The Gabelli Value 25 Fund was 12.6% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Value 25 Fund Inc.

Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Energy and Utilities	6.5%
Diversified Industrial	6.5%
Automotive: Parts and Accessories	3.2%
Food and Beverage	3.2%
Equipment and Supplies	2.3%
Machinery	2.3%
Telecommunications	2.3%
Cable and Satellite	1.9%
Wireless Communications	1.8%
Hotels and Gaming	1.8%
U.S. Government Obligations	1.5%
Health Care	1.0%
Automotive	0.9%
Consumer Products	0.9%
Computer Software and Services	0.8%
Telecommunication Services	0.5%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.5%
	Automotive — 0.9%
100,000	Iveco Group NV	$637,718	$1,967,176

	Automotive: Parts and Accessories — 3.2%
86,000	Dana Inc.	1,330,186	1,474,900
78,000	Garrett Motion Inc.	405,104	819,780
39,200	Genuine Parts Co.	773,659	4,755,352
		2,508,949	7,050,032
	Broadcasting — 8.3%
6,500	Liberty Broadband Corp., Cl. A†	290,355	635,830
21,500	Liberty Broadband Corp., Cl. C†	275,585	2,115,170
480,500	Paramount Global, Cl. A	10,609,501	11,027,475
158,200	Sinclair Inc.	3,385,708	2,186,324
35,200	Sirius XM Holdings Inc.	37,029	808,544
81,000	TEGNA Inc.	1,262,472	1,357,560
		15,860,650	18,130,903
	Cable and Satellite — 1.9%
18,500	AMC Networks Inc., Cl. A†	0	115,995
75,000	Comcast Corp., Cl. A	677,994	2,676,750
15,000	EchoStar Corp., Cl. A†	167,049	415,500
36,000	Rogers Communications Inc., Cl. B	177,837	1,067,760
		1,022,880	4,276,005
	Computer Software and Services — 0.8%
2,500	Meta Platforms Inc., Cl. A	255,001	1,845,225

	Consumer Products — 0.9%
39,000	Edgewell Personal Care Co.	701,645	912,990
17,000	Energizer Holdings Inc.	252,366	342,720
10,000	The Scotts Miracle-Gro Co.	537,485	659,600
		1,491,496	1,915,310
	Diversified Industrial — 6.5%
39,000	Ampco-Pittsburgh Corp.†	155,533	115,440
273,000	Bollore SE	1,585,767	1,714,023
54,900	Crane Co.	868,679	10,424,961
8,000	Honeywell International Inc.	366,699	1,863,040
		2,976,678	14,117,464
	Electronics — 8.3%
62,000	Resideo Technologies Inc.†	394,684	1,367,720
641,000	Sony Group Corp., ADR	2,116,280	16,685,230
		2,510,964	18,052,950
	Energy and Utilities — 6.5%
52,000	APA Corp.	1,542,503	951,080
6,500	Exxon Mobil Corp.	688,073	700,700
22,500	Halliburton Co.	452,837	458,550
33,000	Innovex International Inc.†	744,256	515,460
Shares		Cost	Market Value
134,000	National Fuel Gas Co.	$5,884,898	$11,351,140
2,400	Southwest Gas Holdings Inc.	145,102	178,536
		9,457,669	14,155,466
	Entertainment — 16.6%
33,000	Atlanta Braves Holdings Inc., Cl. A†	812,605	1,623,930
134,300	Atlanta Braves Holdings Inc., Cl. C†	2,647,522	6,281,211
37,500	Fox Corp., Cl. A	1,521,716	2,101,500
1,020,000	Grupo Televisa SAB, ADR	3,935,381	2,233,800
400,000	Havas NV	725,357	686,980
1,000	Liberty Media Corp.-Liberty Live, Cl. C†	737	81,160
72,200	Madison Square Garden Entertainment Corp.†	24,993	2,885,834
49,500	Madison Square Garden Sports Corp.†	83,787	10,343,025
300,000	Ollamani SAB†	978,852	799,382
83,052	Sphere Entertainment Co.†	81,665	3,471,574
14,700	The Walt Disney Co.	392,667	1,822,947
240,000	Vivendi SE	674,254	828,052
280,000	Warner Bros Discovery Inc.†	2,939,441	3,208,800
		14,818,977	36,368,195
	Environmental Services — 7.5%
47,700	Republic Services Inc.	558,865	11,763,297
24,500	Waste Connections Inc.	680,580	4,574,640
		1,239,445	16,337,937
	Equipment and Supplies — 2.3%
56,000	Flowserve Corp.	433,823	2,931,600
6,400	Valmont Industries Inc.	1,408,113	2,090,048
		1,841,936	5,021,648
	Financial Services — 14.9%
30,700	American Express Co.	759,420	9,792,686
20,000	Citigroup Inc.	1,029,342	1,702,400
5,000	KKR & Co. Inc.	593,088	665,150
30,000	Loews Corp.	1,917,146	2,749,800
164,000	The Bank of New York Mellon Corp.	4,878,400	14,942,040
2,500	The Goldman Sachs Group Inc.	473,448	1,769,375
5,500	The PNC Financial Services Group Inc.	1,051,727	1,025,310
		10,702,571	32,646,761
	Food and Beverage — 3.2%
41,000	Diageo plc, ADR	1,557,348	4,134,440

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
41,000	Mondelēz International Inc., Cl. A	$862,414	$2,765,040
		2,419,762	6,899,480
	Health Care — 1.0%
21,000	Baxter International Inc.	675,891	635,880
21,000	Perrigo Co. plc	736,032	561,120
8,500	Zimmer Biomet Holdings Inc.	981,231	775,285
17,000	Zimvie Inc.†	175,655	158,950
		2,568,809	2,131,235
	Hotels and Gaming — 1.8%
40,000	Ryman Hospitality Properties Inc., REIT	814,189	3,946,800

	Machinery — 2.3%
385,000	CNH Industrial NV	3,174,349	4,989,600

	Metals and Mining — 7.0%
22,200	Freeport-McMoRan Inc.	800,076	962,370
247,000	Newmont Corp.	4,023,895	14,390,220
		4,823,971	15,352,590
	Telecommunication Services — 0.5%
90,000	Liberty Global Ltd., Cl. A†	594,944	900,900
23,000	Liberty Global Ltd., Cl. C†	63,472	237,130
		658,416	1,138,030
	Telecommunications — 2.3%
30,000	Sunrise Communications AG, Cl. A	951,714	1,690,844
91,500	Telephone and Data Systems Inc.	1,564,149	3,255,570
		2,515,863	4,946,414
	Wireless Communications — 1.8%
63,200	United States Cellular Corp.†	1,731,415	4,042,904

	TOTAL COMMON STOCKS	84,031,708	215,332,125

	RIGHTS — 0.0%
	Health Care — 0.0%
2,000	ABIOMED Inc., CVR†	0	3,200

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	17,080	475
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$3,290,000	U.S. Treasury Bills, 4.242% to 4.324%††, 07/24/25 to 09/25/25	$3,269,655	$3,269,607

	TOTAL INVESTMENTS — 100.0%	$87,318,443	218,605,407

	Other Assets and Liabilities (Net) — (0.0)%		(60,327)

	NET ASSETS — 100.0%		$218,545,080

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $87,318,443)	$218,605,407
Cash	3,507
Foreign currency, at value (cost $17,218)	17,595
Receivable for Fund shares sold	206,218
Receivable from Adviser	8,055
Dividends receivable	373,398
Prepaid expenses	15,188
Total Assets	219,229,368
Liabilities:
Payable for Fund shares redeemed	376,125
Payable for investment advisory fees	175,600
Payable for distribution fees	35,671
Payable for accounting fees	7,500
Payable for legal and audit fees	35,002
Other accrued expenses	54,390
Total Liabilities	684,288
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 19,606,419 shares outstanding)	$218,545,080

Net Assets Consist of:
Paid-in capital	$77,313,945
Total distributable earnings	141,231,135
Net Assets	$218,545,080

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,605,302 ÷ 144,581 shares outstanding; 50,000,000 shares authorized)	$11.10
Class A:
Net Asset Value and redemption price per share ($161,327,695 ÷ 14,451,174 shares outstanding; 100,000,000 shares authorized)	$11.16
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.84
Class C:
Net Asset Value and offering price per share ($81,494 ÷ 11,100 shares outstanding; 50,000,000 shares authorized)	$7.34	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($55,530,589 ÷ 4,999,564 shares outstanding; 50,000,000 shares authorized)	$11.11

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $34,447)	$1,805,571
Interest	51,533
Total Investment Income	1,857,104
Expenses:
Investment advisory fees	1,041,234
Distribution fees - Class AAA	1,887
Distribution fees - Class A	211,159
Distribution fees - Class C	377
Shareholder services fees	58,350
Legal and audit fees	44,571
Shareholder communications expenses	37,392
Registration expenses	27,868
Accounting fees	22,500
Directors’ fees	13,250
Custodian fees	11,360
Interest expense	29
Miscellaneous expenses	20,124
Total Expenses	1,490,101
Less:
Expense reimbursements (See Note 3)	(42,215)
Expenses paid indirectly by broker (See Note 6)	(2,265)
Total Reimbursements and Credits	(44,480)
Net Expenses	1,445,621
Net Investment Income	411,483

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	11,536,902
Net realized gain on foreign currency transactions	364
Net realized gain on investments and foreign currency transactions	11,537,266
Net change in unrealized appreciation/depreciation:
on investments	13,264,345
on foreign currency translations	17,018
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,281,363
Net Realized and Unrealized Gain on Investments and Foreign Currency	24,818,629
Net Increase in Net Assets Resulting from Operations	$25,230,112

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$411,483	$532,583
Net realized gain on investments and foreign currency transactions	11,537,266	14,952,543
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,281,363	9,342,829
Net Increase in Net Assets Resulting from Operations	25,230,112	24,827,955

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(105,373)
Class A	—	(12,163,137)
Class C	—	(4,803)
Class I	—	(2,864,684)
Total Distributions to Shareholders	—	(15,137,997)

Capital Share Transactions:
Class AAA	(54,098)	(406,908)
Class A	(27,394,593)	(15,489,394)
Class C	—	(226,779)
Class I	13,645,557	745,199
Net Decrease in Net Assets from Capital Share Transactions	(13,803,134)	(15,377,882)

Net Increase/(Decrease) in Net Assets	11,426,978	(5,687,924)

Net Assets:
Beginning of year	207,118,102	212,806,026
End of period	$218,545,080	$207,118,102

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2025(c)	$9.86	$0.02	$1.22	$1.24	$—	$—	$—	$—		$11.10	12.58%	$1,605	0.31	%(d)	1.48	%(d)	1.47	%(d)	2%
2024	9.46	0.02	1.13	1.15	(0.06)	(0.69)	(0.75)	—		9.86	12.17	1,474	0.20		1.46		1.45		5
2023	9.76	0.03	0.82	0.85	(0.03)	(1.12)	(1.15)	0.00	(e)	9.46	8.68	1,807	0.33		1.50		1.49		6
2022	13.67	0.03	(2.20)	(2.17)	(0.03)	(1.71)	(1.74)	—		9.76	(15.72)	2,136	0.27		1.45		1.45		6
2021	13.34	0.07	1.91	1.98	(0.11)	(1.54)	(1.65)	0.00	(e)	13.67	14.88	2,806	0.48		1.43		1.43	(f)	12
2020	13.79	0.05	0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	(e)	13.34	5.85	2,467	0.43		1.44		1.44		4
Class A
2025(c)	$9.91	$0.02	$1.23	$1.25	$—	$—	$—	$—		$11.16	12.61%	$161,328	0.30	%(d)	1.48	%(d)	1.47	%(d)	2%
2024	9.52	0.02	1.13	1.15	(0.06)	(0.70)	(0.76)	—		9.91	12.05	168,404	0.17		1.46		1.45		5
2023	9.82	0.03	0.83	0.86	(0.03)	(1.13)	(1.16)	0.00	(e)	9.52	8.73	175,761	0.33		1.50		1.49		6
2022	13.74	0.03	(2.20)	(2.17)	(0.03)	(1.72)	(1.75)	—		9.82	(15.64)	192,948	0.26		1.45		1.45		6
2021	13.40	0.07	1.92	1.99	(0.11)	(1.54)	(1.65)	0.00	(e)	13.74	14.88	263,214	0.49		1.43		1.43	(f)	12
2020	13.85	0.06	0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	(e)	13.40	5.83	256,601	0.46		1.44		1.44		4
Class C
2025(c)	$6.54	$(0.01)	$0.81	$0.80	$—	$—	$—	$—		$7.34	12.23%	$81	(0.43	)%(d)	2.23	%(d)	2.22	%(d)	2%
2024	6.28	(0.04)	0.76	0.72	—	(0.46)	(0.46)	—		6.54	11.41	73	(0.55)		2.20		2.20		5
2023	6.50	(0.03)	0.55	0.52	0.00 (e)	(0.74)	(0.74)	0.00	(e)	6.28	7.99	287	(0.48)		2.25		2.24		6
2022	9.15	(0.04)	(1.48)	(1.52)	—	(1.13)	(1.13)	—		6.50	(16.39)	639	(0.51)		2.20		2.20		6
2021	9.39	(0.02)	1.33	1.31	(0.01)	(1.54)	(1.55)	0.00	(e)	9.15	14.02	945	(0.17)		2.18		2.18	(f)	12
2020	10.08	(0.03)	0.53	0.50	—	(1.19)	(1.19)	0.00	(e)	9.39	5.03	1,548	(0.38)		2.19		2.19		4
Class I
2025(c)	$9.84	$0.04	$1.23	$1.27	$—	$—	$—	$—		$11.11	12.91%	$55,531	0.82	%(d)	1.23	%(d)	1.00	%(d)(g)	2%
2024	9.45	0.06	1.14	1.20	(0.11)	(0.70)	(0.81)	—		9.84	12.63	37,167	0.63		1.21		1.00	(g)	5
2023	9.76	0.08	0.83	0.91	(0.09)	(1.13)	(1.22)	0.00	(e)	9.45	9.29	34,951	0.83		1.25		1.00	(g)	6
2022	13.69	0.09	(2.21)	(2.12)	(0.09)	(1.72)	(1.81)	—		9.76	(15.32)	35,418	0.71		1.20		1.00	(g)	6
2021	13.36	0.13	1.91	2.04	(0.17)	(1.54)	(1.71)	0.00	(e)	13.69	15.33	51,863	0.87		1.18		1.02	(f)(g)	12
2020	13.81	0.11	0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	(e)	13.36	6.28	48,217	0.90		1.19		1.00	(g)	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact to the expense ratios.
(c)	For the six months ended June 30, 2025, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. (the Fund) was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$215,332,125	—	$215,332,125
Rights (a)	—	$3,200	3,200
Warrants (a)	475	—	475
U.S. Government Obligations	—	3,269,607	3,269,607
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$215,332,600	$3,272,807	$218,605,407

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:*
Ordinary income	$1,533,562
Net long term capital gains	14,482,801
Total distributions paid	$16,016,363

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$88,360,660	$135,746,755	$(5,502,008)	$130,244,747

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. For the six months ended June 30, 2025, the Adviser reimbursed the Fund in the amount of $42,215. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I.

This contractual agreement is renewable annually and is in place until at least April 30, 2026. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser is $292,826.

For the year ended December 31, 2022, expiring December 31, 2025	$88,358
For the year ended December 31, 2023, expiring December 31, 2026	87,399
For the year ended December 31, 2024, expiring December 31, 2027	74,854
For the six months ended June 30, 2025, expiring December 31, 2028	42,215
$292,826

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $4,572,377 and $21,828,876, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $2,704 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $679 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,265.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2025, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the fiscal year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,149	$53,740	24,631	$250,480
Shares issued upon reinvestment of distributions	—	—	10,443	103,173
Shares redeemed	(10,088)	(107,838)	(76,451)	(760,561)
Net decrease	(4,939)	$(54,098)	(41,377)	$(406,908)
Class A
Shares sold	104,369	$1,086,082	72,832	$735,006
Shares issued upon reinvestment of distributions	—	—	1,182,246	11,751,917
Shares redeemed	(2,643,578)	(28,480,675)	(2,734,864)	(27,976,317)
Net decrease	(2,539,209)	$(27,394,593)	(1,479,786)	$(15,489,394)
Class C
Shares issued upon reinvestment of distributions	—	—	732	$4,803
Shares redeemed	—	—	(35,282)	(231,582)
Net decrease	—	—	(34,550)	$(226,779)
Class I
Shares sold	1,558,694	$17,137,948	400,497	$4,135,117
Shares issued upon reinvestment of distributions	—	—	282,571	2,786,155
Shares redeemed	(337,298)	(3,492,391)	(603,841)	(6,176,073)
Net increase	1,221,396	$13,645,557	79,227	$745,199

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

John Birch
Partner,
The Cardinal Partners Global

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q225SAR

GABELLI
FUNDS

THE GABELLI VALUE 25 FUND INC.

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2025(c)	$9.86	$0.02	$1.22	$1.24	$—	$—	$—	$—		$11.10	12.58%	$1,605	0.31	%(d)	1.48	%(d)	1.47	%(d)	2%
2024	9.46	0.02	1.13	1.15	(0.06)	(0.69)	(0.75)	—		9.86	12.17	1,474	0.20		1.46		1.45		5
2023	9.76	0.03	0.82	0.85	(0.03)	(1.12)	(1.15)	0.00	(e)	9.46	8.68	1,807	0.33		1.50		1.49		6
2022	13.67	0.03	(2.20)	(2.17)	(0.03)	(1.71)	(1.74)	—		9.76	(15.72)	2,136	0.27		1.45		1.45		6
2021	13.34	0.07	1.91	1.98	(0.11)	(1.54)	(1.65)	0.00	(e)	13.67	14.88	2,806	0.48		1.43		1.43	(f)	12
2020	13.79	0.05	0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	(e)	13.34	5.85	2,467	0.43		1.44		1.44		4
Class A
2025(c)	$9.91	$0.02	$1.23	$1.25	$—	$—	$—	$—		$11.16	12.61%	$161,328	0.30	%(d)	1.48	%(d)	1.47	%(d)	2%
2024	9.52	0.02	1.13	1.15	(0.06)	(0.70)	(0.76)	—		9.91	12.05	168,404	0.17		1.46		1.45		5
2023	9.82	0.03	0.83	0.86	(0.03)	(1.13)	(1.16)	0.00	(e)	9.52	8.73	175,761	0.33		1.50		1.49		6
2022	13.74	0.03	(2.20)	(2.17)	(0.03)	(1.72)	(1.75)	—		9.82	(15.64)	192,948	0.26		1.45		1.45		6
2021	13.40	0.07	1.92	1.99	(0.11)	(1.54)	(1.65)	0.00	(e)	13.74	14.88	263,214	0.49		1.43		1.43	(f)	12
2020	13.85	0.06	0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	(e)	13.40	5.83	256,601	0.46		1.44		1.44		4
Class C
2025(c)	$6.54	$(0.01)	$0.81	$0.80	$—	$—	$—	$—		$7.34	12.23%	$81	(0.43	)%(d)	2.23	%(d)	2.22	%(d)	2%
2024	6.28	(0.04)	0.76	0.72	—	(0.46)	(0.46)	—		6.54	11.41	73	(0.55)		2.20		2.20		5
2023	6.50	(0.03)	0.55	0.52	0.00 (e)	(0.74)	(0.74)	0.00	(e)	6.28	7.99	287	(0.48)		2.25		2.24		6
2022	9.15	(0.04)	(1.48)	(1.52)	—	(1.13)	(1.13)	—		6.50	(16.39)	639	(0.51)		2.20		2.20		6
2021	9.39	(0.02)	1.33	1.31	(0.01)	(1.54)	(1.55)	0.00	(e)	9.15	14.02	945	(0.17)		2.18		2.18	(f)	12
2020	10.08	(0.03)	0.53	0.50	—	(1.19)	(1.19)	0.00	(e)	9.39	5.03	1,548	(0.38)		2.19		2.19		4
Class I
2025(c)	$9.84	$0.04	$1.23	$1.27	$—	$—	$—	$—		$11.11	12.91%	$55,531	0.82	%(d)	1.23	%(d)	1.00	%(d)(g)	2%
2024	9.45	0.06	1.14	1.20	(0.11)	(0.70)	(0.81)	—		9.84	12.63	37,167	0.63		1.21		1.00	(g)	5
2023	9.76	0.08	0.83	0.91	(0.09)	(1.13)	(1.22)	0.00	(e)	9.45	9.29	34,951	0.83		1.25		1.00	(g)	6
2022	13.69	0.09	(2.21)	(2.12)	(0.09)	(1.72)	(1.81)	—		9.76	(15.32)	35,418	0.71		1.20		1.00	(g)	6
2021	13.36	0.13	1.91	2.04	(0.17)	(1.54)	(1.71)	0.00	(e)	13.69	15.33	51,863	0.87		1.18		1.02	(f)(g)	12
2020	13.81	0.11	0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	(e)	13.36	6.28	48,217	0.90		1.19		1.00	(g)	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact to the expense ratios.
(c)	For the six months ended June 30, 2025, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

John Birch	$10,000
Robert Morrissey	$8,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2024) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one-, three-, five-, and ten-year periods, as measured against both Performance Peer Groups. The Adviser also addressed the appropriateness of the Broadridge Performance Peer Group given the ranking of the Fund against its peers. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an Adviser expense peer group (the “Adviser Expense Peer Group”) and against an expense peer group prepared by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Board Members also considered comparative non- management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In particular, the Board Members noted that the Fund’s contractual advisory fee and total expense ratio were above the medians when compared to those of the Expense Peer Groups.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2024. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.